Related-Party Transactions - Additional Information (Detail) - USD ($)							1 Months Ended	12 Months Ended
		Feb. 02, 2016	Dec. 01, 2015	Dec. 03, 2014	Oct. 01, 2010	Sep. 29, 2009	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 22, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Related party transaction, loan balance								$ 39,120,000	$ 33,005,000
Interest earned								384,000	516,000	$ 980,000
Net realized investment gain (loss)								(49,325,000)	94,413,000	77,762,000
Other invested assets, fair value								164,830,000	92,977,000
Income recognized								274,562,000	293,333,000	282,058,000
Fees receivable								566,088,000	401,926,000
General and administrative expenses								695,949,000	637,328,000	675,176,000
Dividends								894,165,000	572,125,000	250,000,000
Dividends paid in cash								861,000,000	572,125,000	250,000,000
Goodwill								487,834,000	482,905,000	482,905,000
Intangible assets acquired	[1]							2,872,000
Goodwill eliminated due to sale of minority equity interest				$ 1,496,000
Reinsurance recoverables & receivables								4,687,918,000	$ 4,433,499,000
Lending capacity under the agreement, percentage									5.00%
Amounts outstanding under the line of credit agreement								0	$ 0
Amounts borrowed under the line of credit agreement								0	0
Noncontrolling Interest
Related Party Transaction [Line Items]
Minority interest repurchased by FMO				500,000
Put Option | Noncontrolling Interest
Related Party Transaction [Line Items]
Net realized investment gain (loss)				(6,500,000)
Put Option | Long | Noncontrolling Interest
Related Party Transaction [Line Items]
Put option purchased				$ 6,500,000
Other affiliated entities
Related Party Transaction [Line Items]
Reinsurance recoverables & receivables								79,000	128,000
AZOA
Related Party Transaction [Line Items]
Related party transaction, amount of loan agreement								$ 39,120,000
Annual interest rate on loan								1.61%
Interest earned								$ 214,000
Related party loan, remaining balance								39,120,000
Dividends								894,165,000
Dividends paid in cash								861,000,000	572,125,000	250,000,000
Dividends in related to loan and accrued interest								33,165,000
Field Marketing Office
Related Party Transaction [Line Items]
Business combination, interest acquired		100.00%
Purchase price of business		$ 7,710,000
Goodwill		4,929,000
Intangible assets acquired		$ 2,872,000
Intangible assets amortization period		7 years
Amortization expense								376,000
Related Party Transactions
Related Party Transaction [Line Items]
Income recognized								12,771,000	14,102,000	16,260,000
Fees receivable								2,022,000	2,217,000
General and administrative expenses								441,000	732,000	848,000
Payable to affiliates								0	50,000
Business combination, interest acquired							100.00%
Business combination, consideration							$ 2,617,000
Related party, dividend							$ 2,125,000
Capital contribution to insurance subsidiary					$ 250,000	$ 250,000
Additional capital contributions												$ 288,234,000	$ 282,000,000
Quota share reinsurance ceded, percentage												20.00%	100.00%
Related party, derivative gain			$ 3,806,000
Related party, dividend received			$ 455,843,000
Affiliated Companies
Related Party Transaction [Line Items]
Service fee								100,689,000	63,530,000	40,985,000
Accrued service fee								40,267,000	12,312,000
Revenue earned								21,568,000	6,305,000	4,711,000
Receivables for expenses								8,260,000	1,400,000
Allianz SE
Related Party Transaction [Line Items]
Related party transaction, investments								$ 0	5,000
Allianz Managed Operations And Services of America (AMOSA)
Related Party Transaction [Line Items]
Related party transaction, amount of loan agreement									33,000,000
Related party transaction, loan balance									33,000,000		$ 33,000,000
Accrued interest											$ 165,000
Annual interest rate on loan								2.03%
Interest earned								$ 165,000	488,000
Affiliates | Office Space Leases
Related Party Transaction [Line Items]
Rental income								909,000	1,065,000	1,281,000
Rent expense								27,000	27,000	$ 32,000
Receivable balance of rental income								152,000	$ 76,000
PIMCO
Related Party Transaction [Line Items]
Related party transaction, investments								50,114,000
Unfunded investment								44,000,000
Net realized investment gain (loss)								413,000
Other invested assets, fair value								$ 6,365,000

[1]	The increase in goodwill and intangible assets relates to the acquisition of a Field Marketing Office (FMO). See note 19 for further details regarding the acquisition.